Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥)
Numerator:
Net loss	¥ (27,402)	$ (3,827)	¥ (26,516)	¥ (56,362)
Less: net loss attributable to non-controlling interest	(5,402)	(754)	(2,991)
Net loss attributable to the Company’s shareholders	¥ (22,000)	$ (3,073)	¥ (23,525)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	3,802,047	3,802,047	3,168,544
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	3,802,047	3,802,047	3,168,544
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.79)	$ (0.81)	¥ (7.42)
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.79)	$ (0.81)	¥ (7.42)